Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes
Income Taxes

16.           Income Taxes

Under the laws of the Cayman Islands and BVI, the Company, Agria Group Ltd., Agria Asia Investment and Agria Singapore are not subject to tax on its income or capital gains. In addition, no withholding tax on dividends or other distributions will be payable by an exempted company on its operations.  However, the Company is subject to PRC income tax at the rate of 25% on its taxable income according to the Enterprise Income Tax Law (“the New EIT Law”) (as detailed below).

China Victory, Agria Overseas, Agria Asia and Agria Hong Kong were originally subject to an applicable profits tax rate of 16.5% in Hong Kong. However, these companies mentioned above are also subject to PRC income tax at the rate of 25% on their taxable income according to the NEW EIT Law mentioned above.

Further, also under the New EIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.  As of June 30, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of June 30, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Agria Agricultural, Guanli, Agria Brother, Zhongyuan, Beiao, are subject to PRC income tax at a statutory rate of 25% on their respective taxable income.

NKY obtained the “High New Technology Business” certificate on December 14, 2009. As a result, it is subject to PRC income tax at a lower rate of 15% on its taxable income for the years for which a valid High New Technology Business certificate is maintained. The certificate will expire 3 years from the date of issue and needs to be re-applied for upon expiration.

New Zealand resident companies are subject to tax on their taxable income at the rate of 30%.  There is no capital gains tax in New Zealand.  However certain gains arising from the disposal of personal property purchased with the intention of resale are taxable.  Certain gains on the sale or transfer of land may be taxable.

Australian resident companies are taxable on their taxable income at the rate of 30%.  Net capital gains derived by Australian resident companies are taxed at the 30% corporate rate.

Uruguayan businesses are taxed on taxable income sourced in Uruguay.  Capital gains derived by Uruguayan companies are taxed at the standard rate of corporate tax.  The corporate tax rate in Uruguay is 25%.  A capital duty at the rate of 1.5% is levied on the net worth of the entity.

Deferred tax liabilities arising from undistributed earnings

The New EIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise became subject to the withholding tax starting from January 1, 2008. Given that the undistributed profits of the Group’s operations in China are intended to be retained in China for business development and expansion purposes, no withholding tax accrual has been made.

Income from continuing operations before income taxes consists of:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Income from PRC	8,615	1,333
Loss from New Zealand	(29,818)	(4,613)
Income from South America	30,185	4,670
Income from other region	21,511	3,328
	30,493	4,718

The income from the other region operations consists primarily of gain from remeasure of previously held 19% equity interest in PGW to fair value and operating income from consolidation of 2 months’ result of PGW.

Income taxes applicable to continuing operations consist of:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Current income tax benefit	31,429	4,862
Deferred income tax expense	(30,355)	(4,696)
Net income tax benefit	1,074	166

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for the 6 months period ended June 30, 2011 applicable to the Group’s income tax expense is:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Income before income tax	30,493	4,718
Income tax computed at the applicable statutory tax rate of 25%	7,623	1,179
Expense not deductable for tax	771	119
Effect of tax exemptions
Effect of tax rate differences	(1,024)	(158)
Effect of tax law changes and recognition of outside basis differences	(7,254)	(1,122)
Changes in valuation allowance	4,539	702
Other	(5,729)	(886)
Income tax benefit reported in the consolidated statements of operations, applicable to continuing operations	(1,074)	(166)

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at June 30, 2011 are as follows:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Property, plant and equipment	(17,241)	(2,667)
Acquired technology and other intangible assets	(9,982)	(1,544)
Allowance for doubtful accounts	(3,393)	(525)
Change in foreign tax rate	20,950	3,241
Net operating loss carry-forward	1,184	183
PGW employee benefit	45,678	7,067
Accruals	4,539	702
Other	7,599	1,176
Deferred tax assets	49,334	7,633
Valuation allowance	(4,539)	(702)
Deferred tax assets, net	44,795	6,930

As of June 30, 2011, the Group had gross deferred tax assets of approximately RMB49,334,000  (US$7,633,000). A valuation allowance on the deferred tax assets of approximately RMB4,539,000 (US$702,000) was recorded as the Group does not believe that sufficient objective positive evidence currently exists to conclude that the recoverability of the total deferred tax asset is more likely than not.

Based on existing PRC tax regulations, the PRC entities remain subject to examination by the tax authorities for fiscal year 2007 through 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Balance at beginning and end of the period	3,759	582

The Group’s unrecognized tax benefits are presented in the consolidated balance sheet within accrued expenses and other liabilities.

It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

If the unrecognized tax benefits as of June 30, 2011 were realized in a future period, it would result in a tax benefit and a reduction of the Group’s effective tax rate.

During the period ended June 30, 2011, the Group recognized RMB352,751 (US$54,576), in general and administrative expenses for interest, and RMB108,362 (US$16,765) in general and administrative expenses for penalties related to uncertain tax positions. As at June 30, 2011, the Group recognized total interest and potential penalties relating to uncertain tax positions amounting to RMB3,427,050 (US$530,216).